Impacts of insurance and participating investment contracts recognised in the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	£ 0	£ 0
Onerous contracts issued £m	71	75
Total £m	71	75
Estimates of the present value of future cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	5,537	82,331
Onerous contracts issued £m	589	1,303
Total £m	6,126	83,634
Insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	87	85
Onerous contracts issued £m	142	173
Total £m	229	258
Claims and other directly attributable expenses
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	5,450	82,246
Onerous contracts issued £m	447	1,130
Total £m	5,897	83,376
Estimates of the present value of future cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	(5,708)	(84,754)
Onerous contracts issued £m	(525)	(1,244)
Total £m	(6,233)	(85,998)
Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	79	630
Onerous contracts issued £m	7	16
Total £m	86	646
Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	92	1,793
Onerous contracts issued £m	0	0
Total £m	£ 92	£ 1,793